Concentration of Credit Risk	6 Months Ended
Mar. 31, 2026
Concentration of Credit Risk [Abstract]
CONCENTRATION OF CREDIT RISK
15.	CONCENTRATION RISK

Financial instruments that potentially expose the Group to concentrations risk consist primarily of accounts receivable. The Group conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Group evaluates its collection experience and long outstanding balances to determine the need for an allowance for doubtful accounts. The Group conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

There was no single customer that accounted 10% or more of the Group’s total revenue for the six months ended March 31, 2026 and 2025.

The following table sets forth a summary of single customers who represented 10% or more of the Group’s total accounts receivable:

	As of March 31, 2026	As of September 30, 2025
	(Unaudited)
Percentage of the Group’s total accounts receivable
Customer A	42%	*
Customer B	25%	*
Customer C	13%	38%
Customer D	*	16%

*	Represent percentage less than 10%

The following table sets forth a summary of single suppliers who represented 10% or more of the Group’s total purchases:

	For the six months ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Percentage of the Group’s total purchase
Supplier A	14%	16%
Supplier B	12%	*
Supplier C	11%	11%

*	Represent percentage less than 10%

The following table sets forth a summary of single suppliers who represented 10% or more of the Group’s total advance to suppliers:

	As of March 31, 2026	As of September 30, 2025
	(Unaudited)
Percentage of the Group’s advance to
Supplier D	91%	51%
Supplier E	*	26%
Supplier F	*	19%

*	Represent percentage less than 10%